Deposits - Summary of Long-term Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure Of Detailed Information About Long Term Deposits [Line Items]
Long term deposits	$ 6,346	$ 789	$ 351
Deposits on equipment [member]
Disclosure Of Detailed Information About Long Term Deposits [Line Items]
Long term deposits	3,505
Deposits on construction [member]
Disclosure Of Detailed Information About Long Term Deposits [Line Items]
Long term deposits	1,500
Other long term deposits [member]
Disclosure Of Detailed Information About Long Term Deposits [Line Items]
Long term deposits	$ 1,341	$ 789